Leases (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Leases [Line Items]
Operating lease expenses	¥ 2,353,117	$ 328,482	¥ 2,335,152	¥ 2,618,366
Short term operating lease expense	¥ 255,335	$ 35,643	¥ 235,815
Non-Cancelable Operating Leases [Member]
Leases [Line Items]
Operating leases of remaining lease term	60 months	60 months	12 months